INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended									12 Months Ended
	Jun. 18, 2021 CNY (¥)	Apr. 30, 2025 CNY (¥)	Nov. 30, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)	Nov. 30, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Nov. 30, 2022 CNY (¥)	Mar. 03, 2017	Feb. 26, 2017
LONG-TERM INVESTMENTS
Purchase of Available-for-sale securities											¥ 57,000,000	$ 7,809	¥ 65,000,000	¥ 100,000,000
Fair value of investment											150,922,000		104,134,000			$ 20,676
Unrealized gain on the available-for-sale securities											(10,000,000)		19,000,000	10,000,000
Gain in earnings											38,000,000		21,000,000	0
Equity securities without readily determinable fair values											257,095,000		358,526,000
Equity method investments											899,362,000		1,199,982,000
Revenue from Contract with Customer, Including Assessed Tax							¥ 42,000,000	¥ 31,000,000			92,256,302,000	12,639,061	118,678,591,000	83,127,296,000
Disposal of Jiangsu Jinko-Tiansheng Co., Ltd. ("Tiansheng")											0			12,474,000
Cash paid for investment in equity securities											5,500,000	753	272,305,000	227,000,000
Equity securities with readily determinable fair values											¥ 542,024,000		330,414,000
Lifecome share price | (per share)											¥ 44.75					$ 6.23
Equity in income/(loss) of affiliated companies											¥ (177,013,000)	(24,251)	222,674,000	193,708,000
Gain from disposal of a subsidiary											1,145,172,000	$ 156,888	0	14,232,000
Investments in equity securities											97,372,000		228,706,000
Zhejiang Xiangbang Technology Co., Ltd .
LONG-TERM INVESTMENTS
Unrealized gain on equity securities											131,000,000		50,000,000
Investments in equity securities											97,000,000		229,000,000
Shangrao Xinyuan YueDong Technology Development Co., Ltd(Formerly named as "Shangrao Jinko Green Energy Technology Development Co., Ltd") ("Shangrao Xinyuan")
LONG-TERM INVESTMENTS
Cash consideration											37,000,000
Xinte Silicon
LONG-TERM INVESTMENTS
Ownership percentage																		9.00%
Equity in income/(loss) of affiliated companies											¥ 90,000,000		217,000,000	219,000,000
Shangrao Xinyuan YueDong Technology Development Co., Ltd(Formerly named as "Shangrao Jinko Green Energy Technology Development Co., Ltd") ("Shangrao Xinyuan")
LONG-TERM INVESTMENTS
Ownership percentage					100.00%						58.80%					58.80%
SweihanSolar Holding Company Limited
LONG-TERM INVESTMENTS
Equity interests owned																		50.00%	40.00%
Cash dividend											¥ 11,000,000		9,000,000	0
Equity method investments											79,000,000		123,000,000
Revenue from Contract with Customer, Including Assessed Tax						¥ 10,000,000
Decrease in investment											32,600,000				¥ 94,000,000
SweihanSolar Holding Company Limited | Subsequent Event
LONG-TERM INVESTMENTS
Proceeds from Sale of Equity Method Investments		¥ 79,000,000
Xinte Silicon
LONG-TERM INVESTMENTS
Cash dividend											116,000,000		118,000,000
Purchases from related party											421,000,000		1,537,000,000	825,000,000
Equity in income/(loss) of affiliated companies											1,000,000		1,000,000	0
Profit due to elimination of transactions											2,000,000		35,000,000	¥ 37,000,000
Xinte Silicon | Xinte Silicon
LONG-TERM INVESTMENTS
Investments in subsidiaries											429,000,000		634,000,000
Sichuan Yongxiang Technology Co., Ltd.
LONG-TERM INVESTMENTS
Equity interests owned								15.00%						15.00%
Equity method investment, unrealized intercompany profit (loss) eliminated, amount											2,000,000		0	¥ 0
Equity method investments											386,000,000		443,000,000
Capital injection in cash														450,000,000
Purchases from related party											596,000,000		0	0
Equity in income/(loss) of affiliated companies											58,000,000		6,000,000	1,000,000
Equity adjustments for other comprehensive income											¥ 1,000,000		0	0
Zhejiang Xiangbang Technology Co., Ltd .
LONG-TERM INVESTMENTS
Equity interests owned									2.98%
Capital injection in cash									¥ 77,000,000
Unrealized gain on equity securities														102,000,000
Shangrao Xinyuan YueDong Technology Development Co., Ltd(Formerly named as "Shangrao Jinko Green Energy Technology Development Co., Ltd") ("Shangrao Xinyuan")
LONG-TERM INVESTMENTS
Equity method investments													160,000,000				¥ 33.33
Capital injections					¥ 279
Equity in income/(loss) of affiliated companies													22,000,000
Jiaxing Minhe Equity Investment Partnership Enterprise(Limited Partnership) ("Jiaxing Minhe")
LONG-TERM INVESTMENTS
Equity interests owned											5.00%					5.00%
Equity method investments											¥ 5,000,000
Capital injections											5,000,000
Wuxi Songci Electromechanical Co., Ltd
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values				¥ 19,000,000
Percentage of ownership of common stock				2.50%
Equity interest				50.00%
Sale of equity securities without readily determinable fair value				¥ 25,000,000
Gain (loss) on sale or disposal of equity security without readily determinable fair value				19,000,000
Changzhou Greateen New Energy Technology Co., Ltd
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values						¥ 50,000,000
Percentage of ownership of common stock						3.24%
Amount of consideration received						¥ 50,000,000
Sale of equity securities without readily determinable fair value											50,000,000
Gain (loss) on sale or disposal of equity security without readily determinable fair value											0
Lifecome Biochemical Co., Ltd
LONG-TERM INVESTMENTS
Proceeds from Sale of Equity Method Investments			¥ 110,000,000
Cash paid for investment in equity securities													180,000,000
Equity securities with readily determinable fair values											257,000,000		150,000,000
Fair value amount											542,000,000		330,000,000
Laplace Renewable Energy Technology Co., Ltd
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values				¥ 65,000,000
Jinko Power Co Ltd
LONG-TERM INVESTMENTS
Capital injection to SSHC	¥ 315,000,000									¥ 295,000,000
Equity in income/(loss) of affiliated companies											¥ 400,000		¥ 2,000,000	¥ (14,000,000)